HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS
                             ASSET ALLOCATION FUNDS
                       SUPPLEMENT DATED DECEMBER 28, 2006
              TO FIDUCIARY SHARES PROSPECTUS DATED NOVEMBER 6, 2006
                      AS SUPPLEMENTED ON DECEMBER 26, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

ON DECEMBER 13, 2006, THE BOARD OF TRUSTEES OF HIGHMARK FUNDS VOTED, SUBJECT TO SHAREHOLDER APPROVAL, TO TERMINATE HIGHMARK SMALL CAP GROWTH FUND (THE "FUND"). IN CONNECTION WITH SUCH VOTE, A MEETING OF SHAREHOLDERS HAS BEEN CALLED BY THE BOARD OF TRUSTEES FOR THE PURPOSE OF VOTING ON THE TERMINATION OF THE FUND, WHICH SHAREHOLDER MEETING IS EXPECTED TO OCCUR ON OR AFTER MARCH 1, 2007. IF THE SHAREHOLDERS OF THE FUND APPROVE THE TERMINATION OF THE FUND, THE FUND WILL BE LIQUIDATED SOON AFTER SUCH APPROVAL. IF THE SHAREHOLDERS OF THE FUND DO NOT APPROVE THE TERMINATION OF THE FUND, THE BOARD OF TRUSTEES WILL CONSIDER SUCH FURTHER ACTION AS THEY MAY DETERMINE TO BE IN THE BEST INTERESTS OF THE FUND.

AS A RESULT OF THE TRUSTEE VOTE TO TERMINATE THE FUND, SHARES OF THE FUND WILL NO LONGER BE AVAILABLE FOR PURCHASE, NOR MAY SHARES OF OTHER HIGHMARK FUNDS BE EXCHANGED FOR SHARES OF THE FUND, AFTER DECEMBER 29, 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

HMK-SK-037-0100

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                                 HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS
                             ASSET ALLOCATION FUNDS
                       SUPPLEMENT DATED DECEMBER 28, 2006
               TO RETAIL SHARES PROSPECTUS DATED NOVEMBER 6, 2006
           AS SUPPLEMENTED ON DECEMBER 15, 2006 AND DECEMBER 26, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

ON DECEMBER 13, 2006, THE BOARD OF TRUSTEES OF HIGHMARK FUNDS VOTED, SUBJECT TO SHAREHOLDER APPROVAL, TO TERMINATE HIGHMARK SMALL CAP GROWTH FUND (THE "FUND"). IN CONNECTION WITH SUCH VOTE, A MEETING OF SHAREHOLDERS HAS BEEN CALLED BY THE BOARD OF TRUSTEES FOR THE PURPOSE OF VOTING ON THE TERMINATION OF THE FUND, WHICH SHAREHOLDER MEETING IS EXPECTED TO OCCUR ON OR AFTER MARCH 1, 2007. IF THE SHAREHOLDERS OF THE FUND APPROVE THE TERMINATION OF THE FUND, THE FUND WILL BE LIQUIDATED SOON AFTER SUCH APPROVAL. IF THE SHAREHOLDERS OF THE FUND DO NOT APPROVE THE TERMINATION OF THE FUND, THE BOARD OF TRUSTEES WILL CONSIDER SUCH FURTHER ACTION AS THEY MAY DETERMINE TO BE IN THE BEST INTERESTS OF THE FUND.

AS A RESULT OF THE TRUSTEE VOTE TO TERMINATE THE FUND, SHARES OF THE FUND WILL NO LONGER BE AVAILABLE FOR PURCHASE, NOR MAY SHARES OF OTHER HIGHMARK FUNDS BE EXCHANGED FOR SHARES OF THE FUND, AFTER DECEMBER 29, 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

HMK-SK-040-0100